Annual Total Returns[BarChart] - Thrivent Diversified Income Plus Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.31%	14.48%	11.17%	4.27%	0.08%	7.08%	9.35%	(2.70%)	13.73%	7.37%